INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Beginning balance	$ 17,303,595	$ 6,345,231
Acquisition/Addition	34,628,758	14,691,240
Amortization	(5,790,163)	(3,732,876)
Disposal	(130,339)
Foreign currency translation adjustment	605,131
Ending balance	$ 46,616,982	$ 17,303,595
Overall Weighted Average Useful Life	7 years 6 months	9 years 9 months 18 days
2021	$ 10,883,891
2022	11,036,923
2023	9,572,794
2024	3,246,175
2025	2,155,309
Thereafter	9,721,890
Intangible assets-net	46,616,982	$ 17,303,595	$ 67,792,977
Renewal rights
Beginning balance	7,330,000
Acquisition/Addition	9,282,505	7,400,000
Amortization	(1,406,829)	(70,000)
Foreign currency translation adjustment	588,979
Ending balance	$ 15,794,655	$ 7,330,000
Overall Weighted Average Useful Life	10 years	10 years
Intangible assets-net	$ 15,794,655	$ 7,330,000
Internally developed software
Beginning balance	7,178,000	6,345,231
Acquisition/Addition	23,362,530	4,346,240
Amortization	(3,992,689)	(3,513,471)
Disposal	(53,169)
Ending balance	$ 26,494,672	$ 7,178,000
Overall Weighted Average Useful Life	3 years	6 years 10 months 24 days
Intangible assets-net	$ 26,494,672	$ 7,178,000
Other
Beginning balance	2,795,595
Acquisition/Addition	1,983,723	2,945,000
Amortization	(390,645)	(149,405)
Disposal	(77,170)
Foreign currency translation adjustment	16,152
Ending balance	$ 4,327,655	$ 2,795,595
Overall Weighted Average Useful Life	17 years 4 months 24 days	11 years 9 months 18 days
Intangible assets-net	$ 4,327,655	$ 2,795,595